Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 495	$ 479
Interest on short-term notes	8	18
Realized loss on cash flow hedges (interest-rate swap agreements) (Note 8, 18)	7	0
Other	13	18
Less: Interest capitalized on construction and development in progress	(49)	(48)
Interest earned on cash and cash equivalents	(5)	(7)
Net financing charges	$ 469	$ 460